UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:12/31/09

Item 1.  Schedule of Investments.

The Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2009
Shares		Market Value
	COMMON STOCK - 48.19%
	AEROSPACE / DEFENSE - 3.22%
1,000	Lockheed Martin Corp.	$ 75,350

	AGRICULTURE - 2.17%
1,000	Altria Group, Inc.	19,630
1,000	Archer-Daniels-Midland Co.	31,310
		50,940
	BEVERAGES - 2.96%
1,000	Diageo PLC - ADR	69,410

	CHEMICALS - 5.01%
1,000	BASF SE - ADR	62,100
2,000	Dow Chemical Co.	55,260
		117,360
	ENGINEERING & CONSTRUCTION - 0.81%
1,000	ABB Ltd. - ADR *	19,100

	FOOD - 1.38%
1,000	Unilever NV	32,330

	HOME FURNISHINGS - 1.24%
1,000	Sony Corp.	29,000

	HOUSEHOLD PRODUCTS - 2.72%
1,000	Kimberly-Clark Corp.	63,710

	MEDIA - 1.38%
1,000	Walt Disney Co.	32,250

	MISCELLANEOUS MANUFACTURING - 8.74%
1,000	3M Co.	82,670
2,000	General Electric Co.	30,260
1,000	Siemens AG - ADR	91,700
		204,630
	OIL & GAS - 7.78%
1,000	BP PLC - ADR	57,970
1,000	Royal Dutch Shell PLC - ADR	60,110
1,000	Total Fina Elf SA - ADR	64,040
		182,120
	PHARMACEUTICALS - 5.49%
1,000	AstraZeneca PLC - ADR	46,940
1,000	GlaxoSmithKline PLC - ADR	42,250
1,000	Sanofi-Aventis SA - ADR	39,270
		128,460
The Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2009
Shares		Market Value
	SEMICONDUCTORS - 1.98%
1,000	Intel Corp.	$ 20,400
1,000	Texas Instruments, Inc.	26,060
		46,460
	TELECOMMUNICATIONS - 3.31%
1,000	BT Group PLC - ADR	21,740
1,000	Deutsche Telekom AG - ADR	14,700
1,018	France Telecom SA - ADR	25,694
1,000	Telecom Italia - ADR	15,430
		77,564

	TOTAL COMMON STOCK	1,128,684
	( Cost - $690,164)

	EXCHANGE TRADED FUNDS - 6.51%
	EQUITY FUND - 6.51%
2,900	ProShares Short S&P 500	152,424
	TOTAL EXCHANGE TRADED FUNDS	152,424
	( Cost - $178,070)

	TOTAL INVESTMENTS - 54.70%
	( Cost - $868,234) (a)	$ 1,281,108
	CASH & OTHER ASSETS LESS LIABILITIES - 45.30%	1,061,042
	NET ASSETS - 100.00%	$ 2,342,150
_________

* Non-Income producing security. ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At December 31, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 438,520
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(25,646)
Net unrealized appreciation		$ 412,874

The Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2009

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own the assumptions a market participate would use in valuing assumptions about the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,128,684	-	-	$ 1,128,684
Exchange Traded Funds	$ 152,424	-	-	$ 152,424
Total	$ 1,281,108	$ -	$ -	$ 1,281,108

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/23/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/23/10